Other investments (Tables)	12 Months Ended
Dec. 31, 2017
Other investments
end of	2017	2016
Other investments (CHF million)
Equity method investments	3,066	3,121
Non-marketable equity securities [1]	1,292	1,731
Real estate held for investment [2]	232	268
Life finance instruments [3]	1,374	1,657
Total other investments	5,964	6,777
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of December 31, 2017 and 2016, real estate held for investment included foreclosed or repossessed real estate of CHF 41 million and CHF 29 million, respectively, of which CHF 21 million and CHF 27 million, respectively were related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.

Bank
Other investments
end of	2017	2016
Other investments (CHF million)
Equity method investments	3,027	3,095
Non-marketable equity securities [1]	1,283	1,721
Real estate held for investment [2]	209	244
Life finance instruments [3]	1,374	1,657
Total other investments	5,893	6,717
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of December 31, 2017 and 2016, real estate held for investment included foreclosed or repossessed real estate of CHF 41 million and CHF 29 million, respectively, of which CHF 21 million and CHF 27 million, respectively, were related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.